Provision for Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Provisions for employee rights and other temporary differences	$ 23	$ 260	$ 129
Provisions for bad debt	685	696
Net operating loss carry forward	13,860	12,034	9,564
Valuation allowance	(11,934)	(11,226)	(9,564)
Deferred tax assets, net of valuation allowance	2,634	1,764	129
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(3,748)	(3,952)	(4,256)
Deferred tax assets (liabilities), net	$ (1,114)	$ (2,188)	$ (4,127)